Fair Value (Narrative) (Details) MWh in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) MWh	Dec. 31, 2019 USD ($)
Entity Information [Line Items]
Revisions to cash flow and timing estimates	$ 1,120	$ 78,153
Debt Issuance Costs, Net	26,000	20,700
Unamortized debt discount	6,600	6,500
Asset retirement obligations	195,236	204,219
Regulatory assets	392,801	355,614
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Derivative, Notional Amount, Purchase (Sales), Net	400,000
Purchase of Derivative Instruments Interest Rate Swap	400,000
Sale of Derivative Instruments Interest Rate Swap	$ 0
FTR [Member] | Not Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Petersburg Unit 1 retirement
Entity Information [Line Items]
Regulatory assets	$ 74,545	0
Indianapolis Power And Light Company
Entity Information [Line Items]
Revisions to cash flow and timing estimates	1,120	78,153
Debt Issuance Costs, Net	17,400	16,700
Unamortized debt discount	6,006	6,156
Asset retirement obligations	195,236	204,219
Regulatory assets	$ 392,801	355,614
Indianapolis Power And Light Company | FTR [Member] | Not Designated as Hedging Instrument [Member]
Entity Information [Line Items]
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0
Indianapolis Power And Light Company | Petersburg Unit 1 retirement
Entity Information [Line Items]
Regulatory assets	$ 74,545	$ 0